2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2014	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans .............	$ 468,956,278	91.5%	$ 27,824,196	97.0%
Real Estate Loans ...........	19,914,898	3.9	71,789.0
Sales Finance Contracts ..	23,721,528	4.6	787,350	3.0
Total ..........................	$ 512,592,704	100.0%	$ 28,683,335	100.0%

December 31, 2013

Consumer Loans .............	$ 442,998,555	91.3%	$ 24,475,597	98.1%
Real Estate Loans ...........	20,006,101	4.1	5,603.0
Sales Finance Contracts ..	22,145,169	4.6	471,464	1.9
Total ..........................	$ 485,149,825	100.0%	$ 24,952,664	100.0%